AAM S&P 500 High Dividend Value ETF
Schedule of Investments
January 31, 2024 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.9%
	Communication Services — 9.7%
68,124	AT&T, Inc.	$1,205,114
25,936	Comcast Corporation - Class A	1,207,061
35,246	Interpublic Group of Companies, Inc.	1,162,766
12,743	Omnicom Group, Inc.	1,151,712
27,522	Verizon Communications, Inc.	1,165,557
		5,892,210
	Consumer Discretionary — 9.6%
27,613	Bath & Body Works, Inc.	1,177,971
15,491	Best Buy Company, Inc.	1,122,943
27,300	eBay, Inc.	1,121,211
102,989	Ford Motor Company	1,207,031
30,260	Tapestry, Inc.	1,173,785
		5,802,941
	Consumer Staples — 9.5%
28,448	Altria Group, Inc.	1,141,334
38,625	Conagra Brands, Inc.	1,125,919
9,623	Kimberly-Clark Corporation	1,164,094
30,852	Kraft Heinz Company	1,145,535
18,588	Molson Coors Beverage Company - Class B	1,148,553
		5,725,435
	Energy — 9.6%
45,403	Coterra Energy, Inc.	1,129,627
67,257	Kinder Morgan, Inc.	1,137,988
16,496	ONEOK, Inc.	1,125,852
8,498	Phillips 66	1,226,346
8,729	Valero Energy Corporation	1,212,458
		5,832,271
	Financials — 9.2%
33,729	Citizens Financial Group, Inc.	1,102,938
86,848	Huntington Bancshares, Inc.	1,105,575
78,642	KeyCorp	1,142,668
30,252	Truist Financial Corporation	1,121,139
26,741	US Bancorp	1,110,821
		5,583,141
	Health Care — 9.3%
6,918	AbbVie, Inc.	1,137,319
22,610	Bristol-Myers Squibb Company	1,104,951
15,312	CVS Health Corporation	1,138,753
14,283	Gilead Sciences, Inc.	1,117,788
96,926	Viatris, Inc.	1,140,819
		5,639,630
	Industrials — 9.4%
12,183	3M Company	1,149,466
13,275	CH Robinson Worldwide, Inc.	1,116,295
4,817	Cummins, Inc.	1,152,708
14,009	Robert Half, Inc.	1,114,276
12,229	Stanley Black & Decker, Inc.	1,140,966
		5,673,711
	Information Technology — 9.3%
22,140	Cisco Systems, Inc.	1,110,985
72,079	Hewlett Packard Enterprise Company	1,102,088
38,429	HP, Inc.	1,103,297
6,533	International Business Machines Corporation	1,199,851
10,537	Skyworks Solutions, Inc.	1,100,695
		5,616,916
	Materials — 9.4%
122,016	Amcor plc	1,150,611
14,798	CF Industries Holdings, Inc.	1,117,397
21,398	Dow, Inc.	1,146,933
31,398	International Paper Company	1,124,990
12,160	LyondellBasell Industries NV - Class A	1,144,499
		5,684,430
	Real Estate — 9.1%
16,119	Boston Properties, Inc.	1,071,913
59,381	Healthpeak Properties, Inc.	1,098,548
58,375	Host Hotels & Resorts, Inc.	1,121,967
56,209	Kimco Realty Corporation	1,135,422
8,029	Simon Property Group, Inc.	1,112,900
		5,540,750
	Utilities — 5.8%
10,244	Atmos Energy Corporation	1,167,201
19,936	Public Service Enterprise Group, Inc.	1,156,089
14,368	WEC Energy Group, Inc.	1,160,360
		3,483,650
	TOTAL COMMON STOCKS (Cost $61,662,649)	60,475,085

	SHORT-TERM INVESTMENTS — 0.2%
133,650	Invesco Government & Agency Portfolio - Class Institutional, 5.24% (a)	133,650
	TOTAL SHORT-TERM INVESTMENTS (Cost $133,650)	133,650

	TOTAL INVESTMENTS (Cost $61,796,299) — 100.1%	60,608,735
	Liabilities in Excess of Other Assets — (0.1)%	(46,177)
	NET ASSETS — 100.0%	$60,562,558

Percentages are stated as a percent of net assets.

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

(a) Rate shown is the annualized seven-day yield as of January 31, 2024.

Summary of Fair Value Disclosure at January 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024:

AAM S&P 500 High Dividend Value ETF
	Level 1	Level 2	Level 3	Total
Assets(a)
Common Stocks	$60,475,085	$–	$–	$60,475,085
Short-Term Investments	133,650	–	–	133,650
Total Investments in Securities	$60,608,735	$–	$–	$60,608,735

(a) See Schedule of Investments for further disaggregation of investment categories.

For the period ended January 31, 2024, the Fund did not recognize any transfers to or from Level 3.